SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 95.9%
Communication Services — 2.0%
3,744	Nexstar Media Group, Inc.	$647,525

Consumer Discretionary — 14.0%
1,050	Cavco Industries, Inc.*	456,152
10,290	Cheesecake Factory, Inc. (The)	644,771
2,696	Deckers Outdoor Corp.*	277,877
12,943	G-III Apparel Group Ltd.*	289,923
2,120	Group 1 Automotive, Inc.	925,825
2,520	Oxford Industries, Inc.	101,430
10,276	Patrick Industries, Inc.	948,167
15,910	Taylor Morrison Home Corp.*	977,192
		4,621,337
Consumer Staples — 0.5%
2,650	John B Sanfilippo & Son, Inc.	167,586

Energy — 3.1%
4,480	Cactus, Inc., Class A	195,866
14,126	Magnolia Oil & Gas Corp., Class A	317,552
6,380	Matador Resources Co.	304,454
24,650	Select Water Solutions, Inc.	212,976
		1,030,848
Financials — 15.1%
22,882	Compass Diversified Holdings	143,699
5,090	Esquire Financial Holdings, Inc.	481,819
26,080	P10, Inc., Class A	266,538
7,420	Pinnacle Financial Partners, Inc.	819,242
5,254	Preferred Bank/Los Angeles, CA	454,708
8,020	QCR Holdings, Inc.	544,558
4,934	SouthState Corp.	454,076
7,790	Stewart Information Services Corp.	507,129
5,930	Wintrust Financial Corp.	735,201
10,400	WSFS Financial Corp.	572,000
		4,978,970
Health Care — 11.0%
20,991	Astrana Health, Inc.*	522,256
10,154	Globus Medical, Inc., Class A*	599,289
10,896	Lantheus Holdings, Inc.*	891,946
3,053	Masimo Corp.*	513,576
68,280	MiMedx Group, Inc.*	417,191
14,410	Pennant Group, Inc. (The)*	430,138
1,251	West Pharmaceutical Services, Inc.	273,719
		3,648,115

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Industrials — 21.8%
7,370	Arcosa, Inc.	$639,053
24,080	Barrett Business Services, Inc.	1,003,895
49,480	BrightView Holdings, Inc.*	823,842
7,476	CBIZ, Inc.*	536,104
17,313	Ducommun, Inc.*	1,430,572
11,920	Enerpac Tool Group Corp.	483,475
16,020	Gates Industrial Corp. Plc*	368,941
8,625	Greenbrier Cos., Inc. (The)	397,181
8,250	Insteel Industries, Inc.	306,982
2,310	Moog, Inc., Class A	418,041
2,120	Standex International Corp.	331,738
16,120	Thermon Group Holdings, Inc.*	452,649
		7,192,473
Information Technology — 16.9%
4,463	Ambarella, Inc.*	294,848
13,560	Cohu, Inc.*	260,894
10,300	Crane NXT Co.	555,170
4,760	InterDigital, Inc.	1,067,335
7,924	MKS, Inc.	787,329
10,300	Napco Security Technologies, Inc.	305,807
3,436	Novanta, Inc.*	443,004
4,571	Onto Innovation, Inc.*	461,351
5,080	PC Connection, Inc.	334,162
19,520	Penguin Solutions, Inc.*	386,691
11,729	Sapiens International Corp. NV	343,073
10,070	Tenable Holdings, Inc.*	340,165
		5,579,829
Materials — 3.2%
7,211	Koppers Holdings, Inc.	231,834
3,340	Materion Corp.	265,096
20,450	Metallus, Inc.*	315,134
7,330	Olympic Steel, Inc.	238,885
		1,050,949
Real Estate — 5.3%
7,400	Agree Realty Corp., REIT	540,644
30,560	DiamondRock Hospitality Co., REIT	234,089
2,850	EastGroup Properties, Inc., REIT	476,292
14,188	STAG Industrial, Inc., REIT	514,741
		1,765,766

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Utilities — 3.0%
7,660	Southwest Gas Holdings, Inc.	$569,827
7,810	Unitil Corp.	407,292
		977,119

Total Common Stocks		31,660,517
(Cost $22,413,075)
Exchange Traded Funds — 3.9%
3,098	iShares Russell 2000 Index Fund	668,518
7,380	SPDR S&P Biotech ETF	612,023

Total Exchange Traded Funds		1,280,541
(Cost $1,476,862)

Investment Company — 1.1%
347,431	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	347,431

Total Investment Company		347,431
(Cost $347,431)

Total Investments		$33,288,489
(Cost $24,237,368) — 100.9%
Liabilities in excess of other assets — (0.9)%		(297,591)
NET ASSETS — 100.0%		$32,990,898

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3